Note 6 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 13,613
2019	13,318
2020	12,574
2021	10,974
2022	$ 10,289